SHARE-BASED PAYMENTS - Schedule of Awards Outstanding (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2021 shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares
NUMBER OF AWARDS
Granted (in shares)		28,340	41,787	359,666
Forfeited (in shares)		(6,458)	(202,093)	(26,042)
Exercised (in shares)		(48,221)	(384,454)	(39,786)
Expired (in shares)		(2,500)	(35,416)	(3,958)
Founders Awards
NUMBER OF AWARDS
Period start, outstanding (in shares)		5,222,688	5,852,864	5,562,984
Granted (in shares)	4,056,770	28,340	41,787	359,666
Forfeited (in shares)		(6,458)	(202,093)	(26,042)
Exercised (in shares)		(48,221)	(434,454)	(39,786)
Expired (in shares)		(2,500)	(35,416)	(3,958)
Period end, outstanding (in shares)		5,193,849	5,222,688	5,852,864
Exercisable (in shares)		1,038,834	833,390	825,897
WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Period start, exercise price (in usd per share) | $ / shares		$ 8.32	$ 8.25	$ 8.03
Granted (in usd per share) | $ / shares		12.35	8.47	11.50
Forfeited (in usd per share) | $ / shares		9.88	13.13	9.94
Exercised (in usd per share) | $ / shares		4.81	4.77	4.10
Expired (in usd per share) | $ / shares		12.69	13.46	14.61
Period end, exercise price (in usd per share) | $ / shares		8.37	8.32	8.25
Exercisable (in usd per share) | $ / shares		$ 9.48	$ 9.22	$ 7.73